Impact of Tax Holiday to Earnings Per Share Amounts (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Holiday [Line Items]
Increase in income tax expense	$ 10,104	$ 4,470	$ 6,567
Basic Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Decrease in net income per share	$ 0.17	$ 0.08	$ 0.11
Diluted Earnings Per Share [Member]
Income Tax Holiday [Line Items]
Decrease in net income per share	$ 0.17	$ 0.08	$ 0.11